Intangible Assets (Details 1) - USD ($)	Dec. 31, 2025	Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2026	$ 2,104,439
2027	2,805,918
2028	2,805,918
2029	2,805,918
2030	2,805,918
Thereafter	584,567
Total unamortized intangible assets	$ 13,912,678